Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents	Note 3 - Cash and Cash Equivalents
	December 31,	December 31,
	2022	2021
	USD thousands	USD thousands

In USD	10,663	10,720
In NIS	2,756	1,116
In other currencies	100	3,350

	13,519	15,186